Fair Value of Assets and Liabilities - Summary Of Book Value And Estimated Fair Value Of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets:
Total loans, net of unearned income and allowance for loan losses		$ 27,355,108	$ 27,469,374
Short-term financial assets:
Interest-bearing cash		1,277,611	1,185,600
Federal funds sold		237,591	87,364
Securities purchased under agreements to resell		386,443	725,609
Trading securities		1,448,168	1,416,345
Loans held-for-sale	[1]	679,149	699,377
Securities available-for-sale (Note 3)		4,626,470	5,170,255
Securities available-for-sale (a)			5,170,255
Securities held-to-maturity (Note 3)		10,000	10,000
Derivative assets		81,475	81,634
Nonearning assets:
Cash and due from banks		781,291	639,073
Fixed income receivables		38,861	68,693
Total assets		40,832,258	41,423,388
Deposits:
Total deposits		32,682,992	30,620,362
Trading Liabilities		335,380	638,515
Short-term financial liabilities:
Federal funds purchased		256,567	399,820
Securities sold under agreements to repurchase		762,592	656,602
Other short-term borrowings		114,764	2,626,213
Term borrowings:
Other long term borrowings		1,170,963	1,218,097
Derivative liabilities		133,713	85,061
Other noninterest-bearing liabilities:
Fixed income payables		9,572	48,996
Total liabilities		36,046,878	36,842,900
Level 3 | FHLB-Cincinnati Stock
Other noninterest-bearing liabilities:
Restricted investments		87,900	87,900
Level 3 | FRB Stock
Other noninterest-bearing liabilities:
Restricted investments		130,700	134,600
Reported Value Measurement
Assets:
Total loans, net of unearned income and allowance for loan losses		27,355,108	27,469,374
Short-term financial assets:
Interest-bearing cash		1,277,611	1,185,600
Federal funds sold		237,591	87,364
Securities purchased under agreements to resell		386,443	725,609
Total short-term financial assets		1,901,645	1,998,573
Trading securities		1,448,168	1,416,345
Loans held-for-sale		679,149
Securities available-for-sale (Note 3)		4,626,470
Securities available-for-sale (a)			5,170,255
Securities held-to-maturity (Note 3)		10,000	10,000
Derivative assets		81,475	81,634
Other assets:
Tax credit investments		163,300	119,317
Deferred compensation assets		37,771	39,822
Equity, mutual funds, and other		240,780
Total other assets		441,851	159,139
Nonearning assets:
Cash and due from banks			639,073
Fixed income receivables			68,693
Accrued interest receivable			97,239
Total nonearning assets			805,005
Total assets		36,543,866	37,809,702
Deposits:
Defined maturity		4,105,777	3,322,921
Undefined maturity			27,297,441
Total deposits			30,620,362
Trading Liabilities		335,380	638,515
Short-term financial liabilities:
Federal funds purchased		256,567	399,820
Securities sold under agreements to repurchase		762,592	656,602
Other short-term borrowings		114,764	2,626,213
Total short-term financial liabilities		1,133,923	3,682,635
Term borrowings:
Real estate investment trust-preferred		46,168	46,100
Term borrowings - new market tax credit investment		2,699	18,000
Borrowings secured by residential real estate		19,588	18,642
Junior subordinated debentures		143,255	187,281
Other long term borrowings		959,253	948,074
Total term borrowings		1,170,963	1,218,097
Derivative liabilities		133,713	85,061
Other noninterest-bearing liabilities:
Fixed income payables			48,996
Accrued interest payable			16,270
Total other noninterest-bearing liabilities			65,266
Total liabilities		6,879,756	36,309,936
Reported Value Measurement | Commercial, financial, and industrial
Assets:
Total loans, net of unearned income and allowance for loan losses		16,415,381	15,959,062
Reported Value Measurement | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		3,999,559	4,186,268
Reported Value Measurement | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		6,223,077	6,330,384
Reported Value Measurement | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		211,448	383,742
Reported Value Measurement | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		505,643	609,918
Reported Value Measurement | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		16,273	88,173
Reported Value Measurement | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		578,291	466,977
Reported Value Measurement | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		25,134	144,227
Reported Value Measurement | Mortgage Loan - LOCOM
Short-term financial assets:
Loans held-for-sale		59,451
Estimate of Fair Value Measurement
Assets:
Total loans, net of unearned income and allowance for loan losses		27,364,329	27,523,017
Short-term financial assets:
Interest-bearing cash		1,277,611	1,185,600
Federal funds sold		237,591	87,364
Securities purchased under agreements to resell		386,443	725,609
Total short-term financial assets		1,901,645	1,998,573
Trading securities		1,448,168	1,416,345
Loans held-for-sale		684,349
Securities available-for-sale (Note 3)		4,626,470
Securities available-for-sale (a)			5,170,255
Securities held-to-maturity (Note 3)		9,843	9,901
Derivative assets		81,475	81,634
Other assets:
Tax credit investments		159,452	112,292
Deferred compensation assets		37,771	39,822
Equity, mutual funds, and other		240,780
Total other assets		438,003	152,114
Nonearning assets:
Cash and due from banks			639,073
Fixed income receivables			68,693
Accrued interest receivable			97,239
Total nonearning assets			805,005
Total assets		36,554,282	37,857,981
Deposits:
Defined maturity		4,082,822	3,293,650
Undefined maturity			27,297,431
Total deposits			30,591,081
Trading Liabilities		335,380	638,515
Short-term financial liabilities:
Federal funds purchased		256,567	399,820
Securities sold under agreements to repurchase		762,592	656,602
Other short-term borrowings		114,764	2,626,213
Total short-term financial liabilities		1,133,923	3,682,635
Term borrowings:
Real estate investment trust-preferred		47,000	48,880
Term borrowings - new market tax credit investment		2,664	17,930
Borrowings secured by residential real estate		19,588	18,305
Junior subordinated debentures		134,266	187,281
Other long term borrowings		960,483	966,292
Total term borrowings		1,164,001	1,238,688
Derivative liabilities		133,713	85,061
Other noninterest-bearing liabilities:
Fixed income payables			48,996
Accrued interest payable			16,270
Total other noninterest-bearing liabilities			65,266
Total liabilities		6,849,839	36,301,246
Loan commitments		2,551	2,617
Standby and other commitments		5,043	4,037
Estimate of Fair Value Measurement | Commercial, financial, and industrial
Assets:
Total loans, net of unearned income and allowance for loan losses		16,438,272	15,990,991
Estimate of Fair Value Measurement | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		3,997,736	4,215,367
Estimate of Fair Value Measurement | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		6,194,066	6,320,308
Estimate of Fair Value Measurement | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		227,254	388,396
Estimate of Fair Value Measurement | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		507,001	607,955
Estimate of Fair Value Measurement | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		16,273	88,173
Estimate of Fair Value Measurement | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		583,491	468,737
Estimate of Fair Value Measurement | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		25,134	144,227
Estimate of Fair Value Measurement | Mortgage Loan - LOCOM
Short-term financial assets:
Loans held-for-sale		59,451
Estimate of Fair Value Measurement | Level 1
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Short-term financial assets:
Interest-bearing cash		1,277,611	1,185,600
Federal funds sold		0	0
Securities purchased under agreements to resell		0	0
Total short-term financial assets		1,277,611	1,185,600
Trading securities		0	0
Loans held-for-sale		0
Securities available-for-sale (Note 3)		0
Securities available-for-sale (a)			27,017
Securities held-to-maturity (Note 3)		0	0
Derivative assets		28,826	10,161
Other assets:
Tax credit investments		0	0
Deferred compensation assets		37,771	39,822
Equity, mutual funds, and other		22,248
Total other assets		60,019	39,822
Nonearning assets:
Cash and due from banks			639,073
Fixed income receivables			0
Accrued interest receivable			0
Total nonearning assets			639,073
Total assets		1,366,456	1,901,673
Deposits:
Defined maturity		0	0
Undefined maturity			0
Total deposits			0
Trading Liabilities		0	0
Short-term financial liabilities:
Federal funds purchased		0	0
Securities sold under agreements to repurchase		0	0
Other short-term borrowings		0	0
Total short-term financial liabilities		0	0
Term borrowings:
Real estate investment trust-preferred		0	0
Term borrowings - new market tax credit investment		0	0
Borrowings secured by residential real estate		0	0
Junior subordinated debentures		0	0
Other long term borrowings		0	0
Total term borrowings		0	0
Derivative liabilities		30,236	9,535
Other noninterest-bearing liabilities:
Fixed income payables			0
Accrued interest payable			0
Total other noninterest-bearing liabilities			0
Total liabilities		30,236	9,535
Estimate of Fair Value Measurement | Level 1 | Commercial, financial, and industrial
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		0	0
Estimate of Fair Value Measurement | Level 1 | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		0	0
Estimate of Fair Value Measurement | Level 1 | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		0	0
Estimate of Fair Value Measurement | Level 1 | Mortgage Loan - LOCOM
Short-term financial assets:
Loans held-for-sale		0
Estimate of Fair Value Measurement | Level 2
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Short-term financial assets:
Interest-bearing cash		0	0
Federal funds sold		237,591	87,364
Securities purchased under agreements to resell		386,443	725,609
Total short-term financial assets		624,034	812,973
Trading securities		1,446,644	1,414,194
Loans held-for-sale		588,898
Securities available-for-sale (Note 3)		4,616,568
Securities available-for-sale (a)			4,903,115
Securities held-to-maturity (Note 3)		0	0
Derivative assets		52,649	71,473
Other assets:
Tax credit investments		0	0
Deferred compensation assets		0	0
Equity, mutual funds, and other		0
Total other assets		0	0
Nonearning assets:
Cash and due from banks			0
Fixed income receivables			68,693
Accrued interest receivable			97,239
Total nonearning assets			165,932
Total assets		7,328,793	7,851,781
Deposits:
Defined maturity		4,082,822	3,293,650
Undefined maturity			27,297,431
Total deposits			30,591,081
Trading Liabilities		335,380	638,515
Short-term financial liabilities:
Federal funds purchased		256,567	399,820
Securities sold under agreements to repurchase		762,592	656,602
Other short-term borrowings		114,764	2,626,213
Total short-term financial liabilities		1,133,923	3,682,635
Term borrowings:
Real estate investment trust-preferred		0	0
Term borrowings - new market tax credit investment		0	0
Borrowings secured by residential real estate		0	0
Junior subordinated debentures		0	0
Other long term borrowings		960,483	966,292
Total term borrowings		960,483	966,292
Derivative liabilities		71,937	69,881
Other noninterest-bearing liabilities:
Fixed income payables			48,996
Accrued interest payable			16,270
Total other noninterest-bearing liabilities			65,266
Total liabilities		6,584,545	36,013,670
Estimate of Fair Value Measurement | Level 2 | Commercial, financial, and industrial
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		0	6,902
Estimate of Fair Value Measurement | Level 2 | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		582,476	467,227
Estimate of Fair Value Measurement | Level 2 | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		6,422	9,965
Estimate of Fair Value Measurement | Level 2 | Mortgage Loan - LOCOM
Short-term financial assets:
Loans held-for-sale		0
Estimate of Fair Value Measurement | Level 3
Assets:
Total loans, net of unearned income and allowance for loan losses		27,364,329	27,523,017
Short-term financial assets:
Interest-bearing cash		0	0
Federal funds sold		0	0
Securities purchased under agreements to resell		0	0
Total short-term financial assets		0	0
Trading securities		1,524	2,151
Loans held-for-sale		95,451
Securities available-for-sale (Note 3)		9,902
Securities available-for-sale (a)			240,123
Securities held-to-maturity (Note 3)		9,843	9,901
Derivative assets		0	0
Other assets:
Tax credit investments		159,452	112,292
Deferred compensation assets		0	0
Equity, mutual funds, and other		218,532
Total other assets		377,984	112,292
Nonearning assets:
Cash and due from banks			0
Fixed income receivables			0
Accrued interest receivable			0
Total nonearning assets			0
Total assets		27,859,033	28,104,527
Deposits:
Defined maturity		0	0
Undefined maturity			0
Total deposits			0
Trading Liabilities		0	0
Short-term financial liabilities:
Federal funds purchased		0	0
Securities sold under agreements to repurchase		0	0
Other short-term borrowings		0	0
Total short-term financial liabilities		0	0
Term borrowings:
Real estate investment trust-preferred		47,000	48,880
Term borrowings - new market tax credit investment		2,664	17,930
Borrowings secured by residential real estate		19,588	18,305
Junior subordinated debentures		134,266	187,281
Other long term borrowings		0	0
Total term borrowings		203,518	272,396
Derivative liabilities		31,540	5,645
Other noninterest-bearing liabilities:
Fixed income payables			0
Accrued interest payable			0
Total other noninterest-bearing liabilities			0
Total liabilities		235,058	278,041
Estimate of Fair Value Measurement | Level 3 | Commercial, financial, and industrial
Assets:
Total loans, net of unearned income and allowance for loan losses		16,438,272	15,990,991
Estimate of Fair Value Measurement | Level 3 | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		3,997,736	4,215,367
Estimate of Fair Value Measurement | Level 3 | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		6,194,066	6,320,308
Estimate of Fair Value Measurement | Level 3 | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		227,254	388,396
Estimate of Fair Value Measurement | Level 3 | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		507,001	607,955
Estimate of Fair Value Measurement | Level 3 | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		16,273	81,271
Estimate of Fair Value Measurement | Level 3 | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		1,015	1,510
Estimate of Fair Value Measurement | Level 3 | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		18,712	134,262
Estimate of Fair Value Measurement | Level 3 | Mortgage Loan - LOCOM
Short-term financial assets:
Loans held-for-sale		59,451
Contractual Amount
Other noninterest-bearing liabilities:
Loan commitments		10,884,975	10,678,485
Standby and other commitments		$ 446,958	$ 420,728

[1]	December 31, 2018 and 2017 include $8.4 million and $11.7 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.